PENSION AND OTHER RETIREMENTS BENEFITS - Components of Net Periodic Benefit (Credit) Expense (Details) - Pension Plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure
Service cost	$ 16	$ 14	$ 94	$ 41	$ 692	$ 864
Interest cost	259	51	545	593	1,410	1,320
Expected return on plan assets	(399)	0	(783)	(817)	(1,462)	(1,507)
Amortization of prior service cost			0	33	149	149
Amortization of net actuarial loss	9	40	0	276	1,332	1,344
Settlement/curtailment expense			(25)	0	317	0
Net periodic benefit (credit) cost	$ (115)	$ 105	$ (169)	$ 126	$ 2,438	$ 2,170